Current Taxes and Deferred Taxes - Summary of Effect for Deferred Taxes Presented Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income taxes [line items]
Allowances for loan losses	$ 242,422	$ 162,874
Accrued interest on past due portfolio	6,031	8,214
Unearned price differences	183	324
Personnel provisions	10,200	20,618
Miscellaneous provisions	1,693	41,576
Tax losses	51,546	55,598
Net tax value of amortizable assets	2,231	16,051
Depreciation of property, plant and equipment	(30,971)	(47,423)
Lease division and others	10,803	18,925
Mark to market of financial instruments	37,727	(15,846)
Itaú-Corpbanca business combination	(30,263)	(57,996)
Others	9,074	4,076
IFRS 16 leases effect	1,643	1,403
Totals assets (liabilities), net	312,319	208,394
Deferred Income Tax Liabilities [Member]
Disclosure of deferred income taxes [line items]
Personnel provisions	17
Depreciation of property, plant and equipment	(274)
Others	20	(263)
Totals assets (liabilities), net	(237)	(263)
Deferred Income Tax Assets [Member]
Disclosure of deferred income taxes [line items]
Allowances for loan losses	242,422	162,874
Accrued interest on past due portfolio	6,031	8,214
Unearned price differences	183	324
Personnel provisions	10,183	20,618
Miscellaneous provisions	1,693	41,576
Tax losses	51,546	55,598
Net tax value of amortizable assets	2,231	16,051
Depreciation of property, plant and equipment	(30,697)	(47,423)
Lease division and others	10,803	18,925
Mark to market of financial instruments	37,727	(15,846)
Itaú-Corpbanca business combination	(30,263)	(57,996)
Others	9,054	4,339
IFRS 16 leases effect	1,643	1,403
Totals assets (liabilities), net	$ 312,556	$ 208,657